Supplemental disclosure of cash flow information	3 Months Ended
Mar. 31, 2022
Supplemental disclosure of cash flow information

10.	Supplemental disclosure of cash flow information

	Three months ended
	March 31,
	2022	2021
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	474	650
Inventory	(206)	(40)
Prepaid expenses and other current assets	711	(93)
Payables and accrued liabilities	159	115
Taxes payable	—	(129)
Deferred revenues	8	1,227
Employee future benefits	(20)	(83)
	1,126	1,647